Acquisitions (Details) - Schedule of unaudited pro-forma combined results of operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Plant Camp LLC [Member]
Acquisitions (Details) - Schedule of unaudited pro-forma combined results of operations [Line Items]
Revenues		$ 6,492,696
Net loss attributable to common shareholders		$ (44,422,150)
Net loss per share (in Dollars per share)		$ (3.43)
Weighted average number of shares outstanding (in Shares)		12,934,549
WHE Agency, Inc. [Member]
Acquisitions (Details) - Schedule of unaudited pro-forma combined results of operations [Line Items]
Revenues	$ 5,482,827
Net loss attributable to common shareholders	$ (36,638,249)
Net loss per share (in Dollars per share)	$ (1.66)
Weighted average number of shares outstanding (in Shares)	22,092,836